Employee Benefit Expense (Details) - USD ($)			12 Months Ended
		Oct. 08, 2025	Dec. 31, 2025	Oct. 22, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Expense [Line Items]
Share-based compensation awards			$ 6,651,698
Directors' fees			$ 4,487,613
Percentage of shares issued outstanding		(20.00%)
Subscribe for ordinary share (in Shares)	[1]		431,892		416	22
Ordinary shares [member]
Employee Benefit Expense [Line Items]
Subscribe for ordinary share (in Shares)				14,735
Ordinary shares [member] | Employee Share Option Plan [Member]
Employee Benefit Expense [Line Items]
Subscribe for ordinary share (in Shares)		1

[1]	Giving retroactive effect to the to 49 reverse share split effected on November 5, 2024, 1 to 20 reverse share split effected on April 3, 2025, 1 to 30 reverse share split effected on September 16, 2025 and 1 to 60 reverse share split effected on February 27, 2026